Intangible assets	12 Months Ended
Dec. 31, 2023
Intangible assets
Intangible assets

16.Intangible assets

The following is the movement of intangibles and their amortization and impairment for the years ended December 31, 2023, and 2022:

	Licensees and	Other	Concessions	Easements
	software	intangibles	and rights	(1)	Total
Cost
Balance as of December 31, 2022	1,512,614	1,282,752	17,568,081	1,637,444	22,000,891
Acquisitions	235,031	8,270	515,975	17,320	776,596
Disposals	(23,443)	(62)	—	(755)	(24,260)
Foreign currency translation	(95,373)	(312,512)	(4,295,705)	(113,875)	(4,817,465)
Transfers/reclassifications	30,623	(8,592)	(129,202)	16,826	(90,345)
Balance as of December 31, 2023	1,659,452	969,856	13,659,149	1,556,960	17,845,417

Accumulated amortization and impairment losses
Balance as of December 31, 2022	(884,160)	(446,671)	(2,394,057)	(129,398)	(3,854,286)
Amortization	(165,635)	(25,625)	(693,587)	(7,346)	(892,193)
Losses for impairment	(4,418)	(89)	(13,215)	(197)	(17,919)
Disposals	22,687	62	—	—	22,749
Foreign currency translation	69,810	216,395	1,319,870	5,153	1,611,228
Transfers/reclassifications	302	—	—	(489)	(187)
Balance as of December 31, 2023	(961,414)	(255,928)	(1,780,989)	(132,277)	(3,130,608)

Net balance as of December 31, 2022	628,454	836,081	15,174,024	1,508,046	18,146,605
Net balance as of December 31, 2023	698,038	713,928	11,878,160	1,424,683	14,714,809
(1)	Easements are acquired rights for the passage of its operating assets, mainly electric power transmission lines. These assets are acquired in perpetuity, so they do not have a specific term or contractual limit established and the right is maintained over time.

	Licensees and	Other	Concessions	Easements
	software	intangibles	and rights	(1)	Total
Cost
Balance as of December 31, 2021	1,118,811	940,080	13,503,441	1,733,379	17,295,711
Acquisitions	292,803	9,953	835,457	9,297	1,147,510
Effect of business combination	—	12,670	(117,270)	(318,388)	(422,988)
Disposals	(4,148)	—	(95,875)	(478)	(100,501)
Foreign currency translation	74,759	338,654	3,439,810	86,905	3,940,128
Transfers/reclassifications	30,389	(18,605)	2,518	126,729	141,031
Balance as of December 31, 2022	1,512,614	1,282,752	17,568,081	1,637,444	22,000,891

Accumulated amortization and impairment losses
Balance as of December 31, 2021	(689,817)	(153,292)	(878,125)	(65,961)	(1,787,195)
Amortization	(138,544)	(30,282)	(658,457)	(6,439)	(833,722)
Losses for impairment	(1,785)	(15,323)	(34,022)	(133)	(51,263)
Disposals	3,283	—	95,875	425	99,583
Foreign currency translation	(58,215)	(243,909)	(919,328)	(109)	(1,221,561)
Transfers/reclassifications	918	(3,865)	—	(57,181)	(60,128)
Balance as of December 31, 2022	(884,160)	(446,671)	(2,394,057)	(129,398)	(3,854,286)

Net balance as of December 31, 2021	428,994	786,788	12,625,316	1,667,418	15,508,516
Net balance as of December 31, 2022	628,454	836,081	15,174,024	1,508,046	18,146,605
(1)

Easements are acquired rights for the passage of its operating assets, mainly electric power transmission lines. These assets are acquired in perpetuity, so they do not have a specific term or contractual limit established and the right is maintained over time.